Unaudited Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 23,213	$ 50,274	$ 10,436	$ 979,634
Prepaid expenses	34,047	185,522	210,605	232,313
Total current assets	57,260	235,796	221,041	1,211,947
Other noncurrent assets				190,305
Marketable securities held in Trust Account	30,733,473	33,058,050	237,987,893	234,604,006
Total Assets	30,790,733	33,293,846	238,208,934	236,006,258
Current Liabilities
Accounts payable and accrued expenses	7,987,368	6,935,174	6,297,378	153,397
Total current liabilities	11,076,928	8,552,109	6,929,313	175,332
Deferred underwriters’ discount	12,100,000	12,100,000	12,100,000	12,100,000
Total Liabilities	23,176,928	20,652,109	19,029,313	12,275,332
Commitments and Contingencies (Note 6)
Redeemable Shares
Ordinary shares, value	30,733,473	33,058,050	237,987,893	234,604,006
Shareholders’ Deficit:
Preference shares, value
Additional paid-in capital
Accumulated deficit	(23,120,579)	(20,417,224)	(18,809,183)	(10,873,991)
Total Shareholders’ Deficit	(23,119,668)	(20,416,313)	(18,808,272)	(10,873,080)
Total Liabilities, Redeemable Shares and Shareholders’ Deficit	30,790,733	33,293,846	238,208,934	236,006,258
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares, value	106	106	106	106
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares, value	805	805	805	805
Related Party
Current Liabilities
Due to related party	61,935	121,935	131,935	21,935
Promissory Notes - Related Party	$ 3,027,625	$ 1,495,000	$ 500,000